Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 ILS (₪)
Commitments and Contingencies [Line Items]
Aggregate budget	$ 1,062	₪ 3,850,869			$ 1,500,000	₪ 4,880,603
Percentage of approved budget	40.00%	40.00%			60.00%	60.00%
Project budget aggregate amount					$ 1,333	₪ 4,623,142
Total funds received					$ 800							₪ 2,773,885
Research and development expenses							$ 268		$ 213	$ 47
Contingent upon future sales							871
Rent payment			$ 153	₪ 500,000
Reimbursement amount			$ 9	₪ 30,000
Management fees							19	₪ 69,000
Total expenses related to the leases							$ 371		$ 333
Research and Development Expense [Member]
Commitments and Contingencies [Line Items]
Research and development expenses										$ 106
Minimum [Member]
Commitments and Contingencies [Line Items]
Percentage of royalties							3.00%	3.00%
Future lease payments discounted interest rate							7.98%	7.98%
Maximum [Member]
Commitments and Contingencies [Line Items]
Percentage of royalties							3.50%	3.50%
Future lease payments discounted interest rate							15.04%	15.04%
Research and Development Expense [Member]
Commitments and Contingencies [Line Items]
Research and development expenses											$ 694